OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES AND ACCRUALS
Schedule of other payables and accruals

	2017	2018
	RMB (in millions)
Accrued operating expenses	2,852	3,626
Deposits received from suppliers and packaged-tour users	507	836
Payable for acquisition and investments	626	226
Provision related to an equity method investment (Note 12)	367	367
Others	746	799
Total	5,098	5,854